Stock Options and Warrants (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 16, 2017	Jul. 26, 2011	Mar. 31, 2026	Dec. 31, 2025	Aug. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant securities outstanding			0	0
Aggregate fair value of stock options granted			$ 5,654	$ 20,023
Volatility rate			31.00%	31.00%
Discount rate			0.00%	0.00%
Risk free rate			4.01%	3.88%
Price			$ 3.75	$ 7.5
Expected life			10 years	10 years
Stock-based compensation expense			$ 5,654	$ 232,668
Total number of shares issued	50,000
Shares issued in period	33,333
Common Stock for issuance					800,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration			5 years	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issuance expiration			10 years	10 years
2011 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares issued		16,667